Total
AIG Flexible Credit Fund
AIG Flexible Credit Fund

SunAmerica Income Funds

AIG Flexible Credit Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 29, 2020, to each Fund’s Summary Prospectus and the Funds’ Prospectus, each dated July 29, 2020

Effective September 30, 2020, the following changes are made to each Fund’s Summary Prospectus and the Funds’ Prospectus, as applicable:

The first row of the table in the section of the Summary Prospectus for AIG Flexible Credit Fund entitled “Fees and Expenses of the Fund” and the first row of the table in the subsection of the Prospectus entitled “Fund Highlights: AIG Flexible Credit Fund – Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

In the section of the Summary Prospectus for each Fund entitled “Fees and Expenses of the Fund” and the subsection of the Prospectus for each Fund entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the tables is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $250,000 or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AIG Flexible Credit Fund	Class A	Class C	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	none	none

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.